Derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Absolute Notional Amounts of Open Positions on Derivative Instruments	The following table presents the balance sheet classification for all derivative instruments at December 31, 2019 and 2018.

Absolute Notional Amounts
of Open Positions on Derivative Instruments
	December 31, 2019	December 31, 2018
Natural Gas (In millions of therms)
Asset optimization & trading	11,671.0	13,051.0
Other risk-management activities	976.0	1,072.0

Balance Sheet Classification of Derivative Instruments
The following table presents the balance sheet classification for all derivative instruments at December 31, 2019 and 2018.

Balance Sheet Classification of Derivative Instruments(b)
(In millions)
December 31, 2019	Gross Derivative Assets	Gross Derivative Liabilities	Netting of Collateral	Total(a)
Current Assets—Derivatives	$2.9	$3.7	$—	$6.6
Deferred Charges and Other Assets—Derivatives	9.9	0.5	—	$10.4
Current Liabilities—Derivatives	0.7	(11.0)	6.2	$(4.1)
Deferred Credits—Derivatives	(0.5)	(97.2)	—	$(97.7)
Total	$13.0	$(104.0)	$6.2	$(84.8)
December 31, 2018
Current Assets—Derivatives	$25.7	$(6.2)	$—	$19.5
Deferred Charges and Other Assets—Derivatives	11.3	—	—	11.3
Current Liabilities—Derivatives	1.1	(21.4)	—	(20.3)
Deferred Credits—Derivatives	—	(116.8)	—	(116.8)
Total	$38.1	$(144.4)	$—	$(106.3)
(a) Washington Gas has elected to offset the fair value of recognized derivative instruments against the right to reclaim or the obligation to return collateral for derivative instruments executed under the same master netting arrangement in accordance with ASC Topic 815. All recognized derivative contracts and associated financial collateral subject to a master netting arrangement or similar that is eligible for offset under ASC Topic 815 have been presented net in the balance sheet.
(b) Washington Gas did not have derivative instruments outstanding that were designated as hedging instruments at December 31, 2019 and 2018.

Gains and (Losses) on Derivative Instruments	The following tables present all gains and losses associated with derivative instruments for the calendar year ended December 31, 2019, three months ended December 31, 2018, and fiscal years ended September 30, 2018 and 2017.

Washington Gas Light Company Gains and (Losses) on Derivative Instruments
(In millions)	Twelve Months Ended December 31,	Three Months Ended December 31,	Fiscal Years Ended September 30,
	2019	2018	2018	2017
Recorded to income
Utility cost of gas	5.5	(3.2)	(2.1)	50.1
Recorded to regulatory assets
Gas costs	14.0	(6.0)	(7.6)	77.2
Total	$19.5	$(9.2)	$(9.7)	$127.3

Potential Collateral Requirements for Derivative Liabilities with Credit-Risk-Contingent Features	The following table shows the aggregate fair value of all derivative instruments with credit-related contingent features that are in a liability position, as well as the maximum amount of collateral that would be required if the most intrusive credit-risk-related contingent features underlying these agreements were triggered on December 31, 2019 and 2018, respectively.

Potential Collateral Requirements for Derivative Liabilities with Credit-Risk-Contingent Features
(In millions)	December 31, 2019	December 31, 2018
Derivative liabilities with credit-risk-contingent features	$0.4	$1.1
Maximum potential collateral requirements	0.4	1.0